UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2021 to October 18, 2021

Commission File Number of issuing entity:  333-180779-03

Central Index Key Number of issuing entity:  0001571237

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-180779

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3906833
38-3906834
38-3906835
38-7092974
38-7092975
38-7092976
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-AB			X
A-3			X
A-4			X
A-S			X
B			X
PST			X
C			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the registrant’s Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 28, 2021 (SEC Accession No. 0001056404-21-013310) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D to reflect loan-level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. The Monthly Distribution Report filed with the Original 10-D is replaced and superseded in its entirety with the corrected Monthly Distribution Report attached to this Form 10-D/A as Exhibit 99.1. The corrected information does not change the amount distributed to any Class of Certificates.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2021 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 18, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	18.21%	0	N/A

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC and Bank of America, National Association (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 18, 2021 to October 18, 2021.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 16, 2021. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on August 11, 2021. The CIK number for Bank of America, National Association is 0001102113.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Milford Plaza Fee mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $17,236,596.00, a year-to-date figure for the period of January 1, 2021 through March 31, 2021.

The mortgaged property securing the Colonnade Office mortgage loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB as disclosed in the Prospectus Supplement for Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9. The Colonnade Office mortgage loan was defeased. Significant obligor financial information is omitted from this periodic report on Form 10-D/A and will be omitted from future periodic reports on Form 10-D/A for this issuing entity.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9, relating to the October 18, 2021 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: December 23, 2021